Internally Developed Intangible Assets	12 Months Ended
Dec. 31, 2022
Internally Developed Intangible Assets [Abstract]
Internally Developed Intangible Assets

Note 6. Internally Developed Intangible Assets

As of December 31, 2022 and 2021, internally developed intangible assets, net, consisted of the following:

	2022	2021
Internally developed intangible assets, gross	2,550,420	1,657,637
Less accumulated amortization	(1,227,584)	(747,053)
Internally developed intangible assets, net	$1,322,836	$910,584

Amortization expense relating to internally developed intangible assets was $503,907 and $355,043 for the years ended December 31, 2022 and 2021, respectively, and is recorded within general and administrative on the consolidated statements of operations and comprehensive loss.